Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31,
	2014	2015
Balance Sheet
Due from related parties	$29,203	$20,637
Due from related parties (current) - Total	29,203	20,637

Due to related parties	(12,717)	(21,828)
Due to related parties (current) - Total	$(12,717)	$(21,828)

Advances for drilling units under construction for the year	$1,546	$-
Vessels, net for the year	530	-
Drilling units, machinery and equipment, net for the year	2,885	-

	Year ended December 31,
Statement of Operations	2013	2014	2015
Voyage Revenues	$5,306	$44	$-
Service Revenues, net	10,786	16,826	7,366
Voyage expenses	(5,525)	(6,758)	(4,521)
Gain on sale of assets - commissions	(710)	-	-
Contract termination fees and other	(23,048)	-	-
General and administrative expenses	(76,152)	(85,584)	(50,498)
Commissions for assets sold	-	-	(8,133)
Interest and finance costs	-	-	(3,679)

          (Per day and per quarter information in the note below is expressed in United States Dollars/Euros)